Interest Rate Swap - Summary Of Interest Rate Swaps (Details) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 25, 2021	Mar. 31, 2020	Jul. 31, 2019	May 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021
Derivatives Fair Value [Line Items]
Fixed Interest Rate	2.32%
Termination Date				2026-05
Fair Value of Liability					$ 13,807,000	$ 19,943,000
April 2021 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement					Apr. 30, 2021	Apr. 30, 2021
Fixed Notional Amount					$ 75,000,000	$ 0
Fixed Interest Rate					2.32%	2.32%
Termination Date	2028-06				2028-06	2028-06
Fair Value of Liability					$ 6,231,000	$ 0
March 2020 Interest Rate Swap One
Derivatives Fair Value [Line Items]
Date of agreement					Mar. 31, 2020	Mar. 31, 2020
Fixed Notional Amount		$ 28,800,000			$ 28,800,000	$ 28,800,000
Fixed Interest Rate		0.77%			0.78%	0.78%
Termination Date		2026-07			2026-07	2026-07
Fair Value of Liability					$ 191,000	$ 817,000	$ 191,000
March 2020 Interest Rate Swap Two
Derivatives Fair Value [Line Items]
Date of agreement					Mar. 31, 2020	Mar. 31, 2020
Fixed Notional Amount		$ 46,800,000			$ 46,800,000	$ 46,800,000
Fixed Interest Rate		0.71%			0.71%	0.71%
Termination Date		2025-03			2025-03	2025-03
Fair Value of Liability					$ 280,000	$ 1,089,000
July 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement					Jul. 31, 2019	Jul. 31, 2019
Fixed Notional Amount					$ 50,000,000	$ 50,000,000
Fixed Interest Rate					2.34%	2.34%
Termination Date					2026-07	2026-07
Fair Value of Liability					$ 3,699,000	$ 5,956,000
May 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement					May 31, 2019	May 31, 2019
Fixed Notional Amount				$ 50,000,000.0	$ 50,000,000	$ 50,000,000
Fixed Interest Rate				2.25%	2.25%	2.25%
Termination Date					2026-05	2026-05
Fair Value of Liability					$ 3,406,000	$ 5,568,000
June 2018 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement					Jun. 30, 2018	Jun. 30, 2018
Fixed Notional Amount			$ 50,000,000.0		$ 50,000,000.0	$ 50,000,000
Fixed Interest Rate			2.34%		2.34%	2.34%
Termination Date			2026-07		2025-07	2025-07
Fair Value of Liability					$ 0	$ 6,513,000